BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
BALANCE SHEETS
Allowances for accounts receivable	$ 9,710	$ 10,089
Common stock, par value	$ 1	$ 0.001
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	32,700,883	32,700,883
Common stock, shares outstanding	29,061,883	29,061,883